Income taxes (Reconciliation of Federal Statutory Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory tax rate	35.00%	35.00%	35.00%
Foreign earnings, including earnings invested indefinitely	(18.10%)	(22.40%)	(21.30%)
Credits, Puerto Rico Excise Tax	(2.50%)	(4.40%)	(4.70%)
Credits, primarily federal R&D	(1.40%)	(1.50%)	(3.00%)
State taxes	0.10%	0.70%	0.80%
Audit settlements (federal, state, foreign)	(0.50%)	0.00%	(3.70%)
Other, net	0.40%	0.20%	0.40%
Effective tax rate	13.00%	7.60%	3.50%